Convertible Notes - Narrative (Details) - USD ($)		7 Months Ended	12 Months Ended
	Aug. 16, 2021	Aug. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020
Debt Instrument [Line Items]
Convertible notes			$ 0	$ 29,079,000
Common Stock
Debt Instrument [Line Items]
Conversion of Convertible Notes and Accrued Interest (in shares)	20,778,097	20,778,097	20,778,097
2020 Notes | Convertible Notes
Debt Instrument [Line Items]
Maximum amount of convertible equity instruments issuable				$ 40,000,000
Dividend rate				3.00%
Proceeds from the issuance of convertible notes			$ 8,045,000	$ 30,000,000
Debt conversion multiplier percentage				90.00%
Equity fair value used to determine conversion				$ 250,000,000
Convertible notes			0	29,079,000
Embedded derivative liability			$ 0	$ 17,000	$ 1,520,000